Stock-Based Compensation (Details 6) - Restricted Stock Awards - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Number of Shares
Unvested, December 31, 2017	900,000	0
Granted	0	2,500,000
Released	(450,000)	(1,600,000)
Unvested, December 31, 2018	450,000	900,000
Weighted Average Grant Date Fair Value
Unvested, December 31, 2017	$ 0.19	$ 0.00
Granted	0	0.19
Released	0.19	0.19
Unvested, December 31, 2018	$ 0.19	$ 0.19